Commitments and contingencies (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 09, 2022	Dec. 31, 2022	Dec. 31, 2021
Litigation [Line Items]
Outstanding capital commitments		$ 143,471	$ 109,881
Ability period to file notice of appeal by plaintiff	30 days
Operating lease commitments		36,154
Short-term lease commitments and leases that have not yet commenced
Litigation [Line Items]
Operating lease commitments		$ 2,023